Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$294,782,805.02	0.9299142	$275,243,072.86	0.8682747	$19,539,732.16
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$481,632,805.02	0.5012570	$462,093,072.86	0.4809211	$19,539,732.16

Weighted Avg. Coupon (WAC)	5.18%		5.18%
Weighted Avg. Remaining Maturity (WARM)	42.01		41.13
Pool Receivables Balance	$588,389,968.02		$564,121,436.63
Remaining Number of Receivables	49,222		48,395

Adjusted Pool Balance	$577,305,267.83		$553,620,744.00

III. COLLECTIONS

Principal:
Principal Collections	$22,976,955.09
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$795,791.61
Total Principal Collections	$23,772,746.70

Interest:
Interest Collections	$2,523,680.14
Late Fees & Other Charges	$50,930.08
Interest on Repurchase Principal	$-
Total Interest Collections	$2,574,610.22

Collection Account Interest	$3,754.13
Reserve Account Interest	$879.50
Servicer Advances	$-

Total Collections	$26,351,990.55

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$26,351,990.55
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$26,351,990.55
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$490,324.97		$490,324.97	$490,324.97
Collection Account Interest					$3,754.13
Late Fees & Other Charges					$50,930.08
Total due to Servicer					$545,009.18

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$368,478.51		$368,478.51
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$749,963.93		$749,963.93	$749,963.93

Available Funds Remaining:					$25,057,017.44

3. Principal Distribution Amount:					$19,539,732.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,539,732.16
Class A-4 Notes				$-
Class A Notes Total:		19,539,732.16		$19,539,732.16
Total Noteholders Principal				$19,539,732.16

4. Available Amounts Remaining to reserve account					5,517,285.28

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,517,285.28

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,084,700.19
Beginning Period Amount	$11,084,700.19
Current Period Amortization	$584,007.56
Ending Period Required Amount	$10,500,692.63
Ending Period Amount	$10,500,692.63
Next Distribution Date Required Amount	$9,936,284.16

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$5,517,285.28
Current Period Release to Depositor	$5,517,285.28
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$95,672,462.81	$91,527,671.14	$91,527,671.14
Overcollateralization as a % of Adjusted Pool		16.57%	16.53%	16.53%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	01/17/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.16%	47,506	97.79%	$551,658,416.68
30 - 60 Days	1.34%	648	1.59%	$8,978,615.55
61 - 90 Days	0.42%	203	0.52%	$2,926,348.24
91 + Days	0.08%	38	0.10%	$558,056.16
		48,395		$564,121,436.63
Total
Delinquent Receivables 61 + days past due	0.50%	241	0.62%	$3,484,404.40
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.40%	195	0.49%	$2,864,074.57
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.34%	168	0.41%	$2,505,132.91
Three-Month Average Delinquency Ratio	0.41%		0.50%

Repossession in Current Period		61		$909,841.07
Repossession Inventory		81		$666,461.62

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,291,576.30
Recoveries				$(795,791.61)
Net Charge-offs for Current Period				$495,784.69

Beginning Pool Balance for Current Period				$588,389,968.02

Net Loss Ratio				1.01%
Net Loss Ratio for 1st Preceding Collection Period				0.95%
Net Loss Ratio for 2nd Preceding Collection Period				0.57%
Three-Month Average Net Loss Ratio for Current Period				0.85%

Cumulative Net Losses for All Periods				$8,428,687.25
Cumulative Net Losses as a % of Initial Pool Balance				0.77%

Principal Balance of Extensions				$3,845,480.13
Number of Extensions				251

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